Accounts Receivables	12 Months Ended
Mar. 31, 2020
Receivables [Abstract]
Accounts Receivables
5.	ACCOUNTS RECEIVABLES

The receivables and allowance balances at March 31, 2020 and 2019 are as follows:

	2020	2019
Accounts receivable	$4,500,116	$1,798,489
Less: allowance for doubtful accounts	-	-
Accounts receivable, net	$4,500,116	$1,798,489

No allowance for doubtful accounts was made for the years ended March 31, 2020 and 2019.